Note 33 - Dividend income (Tables)	6 Months Ended
Jun. 30, 2018
Dividend income Abstract
Table of Dividend Income
Dividend Income (Millions of euros)
	June 2018	June 2017
Dividends from:
Financial assets held for trading		106
Financial assets at fair value through other comprehensive income	73	106
Other	11	-
Total	84	212